DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	DUE FROM RELATED PARTY

Name	Nature	December 31,
		2012	2011

Suzhou Tongsheng Dual Metal Material Co., Ltd (a)	Account receivable	$1,685,049	$-
Shenzhen Tofa Complex Metal Material Co., Ltd. (a)	Account receivable	1,778,494	1,285,791
		$3,463,543	$1,285,791

(a)	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.

The amount due is interest free and unsecured and repayable on demand.